Trade and other receivables	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Trade and other receivables
14 Trade and other receivables
Trade and other receivables are comprised of the following:

	As of December 31,
In thousands of USD	2023	2024
Advances to suppliers	2,667	3,323
Trade notes and accounts receivable	16,357	12,576
Unbilled revenues	6,786	1,237
Other receivables	2,448	1,574
	28,258	18,710
Less: Allowance for expected credit loss	(5,101)	(2,927)
Trade and other receivables	23,157	15,783
Allowance for expected credit losses
The movement of allowance for expected credit losses (“ECL”) of trade and other receivables is as follows:

In thousands of USD	ECL of trade and other receivables
Balance as of January 01, 2023	7,536
Provision for expected credit losses	1,054
Write-off	(1,357)
Effect of translation	(2,132)
Balance as of December 31, 2023	5,101
Provision for expected credit losses	715
Write-off	(2,427)
Effect of translation	(462)
Balance as of December 31, 2024	2,927
The aging analysis of trade and other receivables is as follows:

					Past due but not impaired
In thousands of USD	Total net	Total gross	Total expected credit losses	Current	< 30 days	30 - 90 days	>90 days
As of December 31, 2023	23,157	28,258	(5,101)	18,602	2,423	166	1,966
As of December 31, 2024	15,782	18,709	(2,927)	7,355	4,354	2,156	1,917
See Note 34 for disclosure of how the Group manages and measures credit quality of trade and other receivables that are neither past due nor impaired.